Financial expense	6 Months Ended
Jun. 30, 2024
Financial expense
Financial expense

25.Financial expense

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Fair value adjustment	(24)	320	288	416
Recoverable cash advances, Accretion of interest	259	248	519	495
Interest and bank charges	57	17	120	45
Interest on lease liabilities	36	30	74	60
Exchange differences	1,115	161	1,435	715
Other	2	(1)	—	1
Total Financial expense	1,445	775	2,436	1,732

The fair value adjustment relates to the fair value adjustment on financial instruments. More information can be found in note 21.

The discounting impact of the recoverable cash advances is further detailed in note 17 above.

The exchange losses for an amount of €1.4 million for the six month period ended June 30, 2024 (three month period ended June 30, 2024: €1.1 million) consist of realized exchange losses related to the foreign currency swaps and unrealized exchange losses of both USD financial assets and USD cash balances. (note 14).